Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 51.1%
Communication Services — 2.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$145,920
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,070,000	2,060,048
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,587,000	1,541,161 (a)
Total Diversified Telecommunication Services				3,747,129
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	400,000	390,270
Media — 0.0%††
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	91,982 (a)
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	828,335 (a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	280,000	279,857
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,690,000	1,656,900
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	340,000	339,871
Total Wireless Telecommunication Services				3,104,963

Total Communication Services				7,334,344
Consumer Discretionary — 4.4%
Automobiles — 2.1%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,211,973 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	958,512
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	650,000	640,725
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,740,000	1,731,819
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	457,984 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	460,000	465,369 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	191,000 (a)
Total Automobiles				5,657,382
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	648,987 (a)
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp., Senior Notes	6.125%	2/15/33	400,000	394,476 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,720,953
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	823,282
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,843
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,819
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	284,189 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	239,216 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	137,569 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	398,153
Total Hotels, Restaurants & Leisure				4,017,500
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,671
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	116,878
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,142
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	$1,260,000	$1,147,425
Total Specialty Retail				1,284,116

Total Consumer Discretionary				11,607,985
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 0.2%
Dollar General Corp., Senior Notes	4.625%	11/1/27	390,000	390,882
Target Corp., Senior Notes	1.950%	1/15/27	10,000	9,628
Total Consumer Staples Distribution & Retail				400,510
Food Products — 0.8%
Mars Inc., Senior Notes	4.600%	3/1/28	2,130,000	2,138,963 (a)
Personal Care Products — 0.4%
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	645,506
Kenvue Inc., Senior Notes	5.050%	3/22/28	460,000	470,023
Total Personal Care Products				1,115,529
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,040,000	1,037,425
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,505
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	624,649
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,279,662
Total Tobacco				2,952,241

Total Consumer Staples				6,607,243
Energy — 7.8%
Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp., Senior Notes	1.995%	5/11/27	480,000	459,206
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,885 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	650,000	672,628 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,390,000	1,333,089 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	960,000	945,281
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,513,351
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	2,000,793
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	253,130
Energy Transfer LP, Senior Notes	5.500%	6/1/27	300,000	304,678
Energy Transfer LP, Senior Notes	5.550%	2/15/28	10,000	10,239
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,860,000	2,841,074
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,056
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,277,337 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	161,110
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	661,745
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	119,142
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	237,984
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	715,981
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	750,000	753,093
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	486,506
ONEOK Inc., Senior Notes	5.650%	11/1/28	420,000	432,714
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	31,221
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	372,656
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	$710,000	$534,003 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,110,000	1,081,626
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	776,054 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	177,399
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	590,000	592,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,004
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	530,000	539,600
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	364,798 (a)
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	20,000	20,890

Total Energy				20,750,843
Financials — 16.9%
Banks — 11.6%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,042 (b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,310,000	4,279,338 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	300,000	290,803 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	305,935 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	388,812
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	870,000	887,763
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	260,000	258,727 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	700,000	707,642 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,314,105
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,040,000	2,039,330 (b)
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	108,686 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	1,990,000	1,989,669
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	930,000	922,641 (a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	520,000	505,841 (a)(b)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	1,660,000	1,671,788 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	201,304 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,190,000	1,209,862 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	543,994 (b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	3,730,000	3,723,957 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	1,840,000	1,857,160
Swedbank AB, Senior Notes	3.356%	4/4/25	1,880,000	1,879,889 (a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	850,000	874,143
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	61,016 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	$10,000	$9,600 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	113,464 (b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,220,000	3,213,324 (b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	1,030,000	1,029,324 (b)
Total Banks				30,586,159
Capital Markets — 3.2%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	730,000	724,355 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,188
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	490,535 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	479,305 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	770,000	768,254 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	474,656 (b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	3,850,000	3,842,436 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	770,000	764,565 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	484,655 (b)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	410,000	408,090 (a)(b)
Total Capital Markets				8,447,039
Consumer Finance — 0.8%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	586,692 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,090,000	1,093,389 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	492,742 (a)
Total Consumer Finance				2,172,823
Financial Services — 0.7%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	169,623 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	29,540 (a)
Kreditanstalt fuer Wiederaufbau, Senior Notes	0.375%	7/18/25	1,160,000	1,146,350
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	490,000	478,195 (a)
Total Financial Services				1,823,708
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	590,426
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	280,000	276,120 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	770,000	773,825
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	39,666 (a)
Total Insurance				1,680,037

Total Financials				44,709,766
Health Care — 6.5%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,030,418
Health Care Equipment & Supplies — 1.0%
GE HealthCare Technologies Inc., Senior Notes	5.650%	11/15/27	900,000	924,307
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	172,376 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	$1,080,000	$1,097,479 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	510,000	517,499
Total Health Care Equipment & Supplies				2,711,661
Health Care Providers & Services — 4.2%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	810,000	813,639
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	620,000	630,167
Cencora Inc., Senior Notes	4.625%	12/15/27	400,000	401,321
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,016,939
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,236
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,700,000	1,679,894
Humana Inc., Senior Notes	5.750%	12/1/28	1,120,000	1,156,703
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	713,331
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	1,810,000	1,819,630
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	900,000	889,501
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,877,020
Total Health Care Providers & Services				11,007,381
Pharmaceuticals — 0.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	230,000	228,839 (a)(c)
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	500,000	506,402
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	826,887
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	9,944
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	600,000	582,246
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	350,000	344,988
Total Pharmaceuticals				2,499,306

Total Health Care				17,248,766
Industrials — 3.1%
Aerospace & Defense — 1.1%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	99,466 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	325,844
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	490,040
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,955,802
Total Aerospace & Defense				2,871,152
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	130,000	130,931 (a)
Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	350,000	361,222 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	400,000	402,475
Total Commercial Services & Supplies				763,697
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	315,848
Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	740,000	758,126
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	365,696 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	713,576	692,225
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	$180,000	$180,888 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	339,279	302,383 (a)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	293,581 (a)
Total Passenger Airlines				1,834,773
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,078,742
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,175
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	381,445
Total Trading Companies & Distributors				1,470,362

Total Industrials				8,144,889
Information Technology — 2.0%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	32,000	28,490 (a)
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	680,000	683,925
Broadcom Inc., Senior Notes	4.150%	2/15/28	780,000	773,564
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	832,516
Micron Technology Inc., Senior Notes	4.185%	2/15/27	330,000	327,558
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	45,919
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,691
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	604,904
Total Semiconductors & Semiconductor Equipment				3,278,077
Software — 0.8%
Oracle Corp., Senior Notes	4.500%	5/6/28	940,000	940,559
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	833,993
Synopsys Inc., Senior Notes	4.650%	4/1/28	350,000	352,096
Total Software				2,126,648
Technology Hardware, Storage & Peripherals — 0.0%††
Apple Inc., Senior Notes	2.900%	9/12/27	10,000	9,725

Total Information Technology				5,442,940
Materials — 1.3%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	630,000	623,757 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	309,526 (a)
Total Chemicals				933,283
Metals & Mining — 0.5%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	621,209 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	70,000	68,939
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,868 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	440,000	431,266 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	120,000	119,141
Total Metals & Mining				1,250,423
Paper & Forest Products — 0.4%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	760,000	754,384 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — continued
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	$410,000	$414,424
Total Paper & Forest Products				1,168,808

Total Materials				3,352,514
Utilities — 3.8%
Electric Utilities — 3.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,190,000	1,218,658
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	583,249
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	690,000	680,767
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	596,155
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,306,562
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	530,000	532,173 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,189,047
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	436,052
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	749,950 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,440,000	1,474,781
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	640,000	642,488 (a)
Total Electric Utilities				9,409,882
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	610,000	622,532 (a)

Total Utilities				10,032,414
Total Corporate Bonds & Notes (Cost — $135,169,844)				135,231,704
Asset-Backed Securities — 16.0%
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	5.115%	4/25/33	395,590	383,283 (b)
Aimco CLO Ltd., 2021-14A B (3 mo. Term SOFR + 1.612%)	5.905%	4/20/34	800,000	799,724 (a)(b)
Aimco CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.488%	4/17/38	550,000	550,168 (a)(b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	330,852	331,425
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	73,368	73,387 (a)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,369,889 (a)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	5.793%	10/18/31	1,000,000	998,873 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	940,600 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	5.446%	1/20/35	580,000	580,176 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.044%	1/15/35	950,000	950,921 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	6.279%	10/25/37	1,040,000	1,042,360 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	270,002	268,782
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	5.612%	7/27/31	114,558	114,604 (a)(b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	1,360,000	1,326,005
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,094,321	1,066,640 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.810%	4/22/37	150,000	150,607 (a)(b)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	984,447	979,950
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	37	19 (b)
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.534%	4/15/31	216,504	216,614 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	659,532 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	339,646	339,052 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	105,893	105,927
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	5.447%	4/24/31	$784,676	$784,427 (a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.192%	4/26/31	250,000	250,706 (a)(b)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.993%	1/20/31	640,000	640,178 (a)(b)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	506,516 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.380%	12/25/35	380,000	366,143 (b)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	5.610%	1/22/35	250,000	249,891 (a)(b)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	817,075	818,212 (a)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.564%)	4.885%	1/25/37	369,300	363,271 (b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.955%	6/25/46	24,007	23,452 (a)(b)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.762%	4/15/34	350,000	350,310 (a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.155%	10/20/30	250,000	250,407 (a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	728,941	714,359 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.754%	3/25/66	1,408,203	1,429,148 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.054%	12/26/69	473,897	471,063 (a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	5.104%	11/25/52	167,064	166,723 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.464%	4/20/62	1,310,000	1,316,894 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	364,287	338,879 (a)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. Term SOFR + 1.232%)	5.532%	7/25/30	198,270	197,988 (a)(b)
Ocean Trails CLO, 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.602%	10/15/34	520,000	519,559 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.623%	7/20/35	920,000	919,844 (a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	5.615%	1/20/31	164,911	164,981 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.472%	4/20/38	460,000	455,961 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	5.352%	10/15/32	1,858,218	1,859,736 (a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	5.805%	10/20/31	240,893	241,051 (a)(b)
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	156,662	156,723
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.238%	12/25/33	10,830	10,577 (b)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	551,387	547,119 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.498%	4/15/38	440,000	439,358 (a)(b)(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	4.871%	12/15/38	592,825	581,533 (b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.851%	6/15/39	505,954	491,061 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.831%	12/15/39	277,937	271,103 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	5.314%	12/17/68	479,411	480,692 (a)(b)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.164%	1/15/53	306,173	300,837 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	327,659	296,852 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	474,868 (a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.149%	10/16/56	1,768,915	1,804,130 (a)(b)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	573,871	548,426 (a)
Structured Asset Securities Corp., 2004-SC1 A	7.459%	12/25/29	3,501	2,970 (a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.464%	5/25/31	344,475	256,863 (a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.403%	1/17/32	463,602	463,724 (a)(b)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,310,000	1,326,843 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Toyota Auto Receivables Owner Trust, 2021-B A4	0.530%	10/15/26	$310,635	$308,082
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	7.243%	1/20/35	230,000	230,297 (a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	824,268	777,637 (a)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,318,042	1,339,531 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	6.243%	7/20/32	390,000	389,904 (a)(b)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,470,000	1,470,086
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	331,646	332,927
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	6.355%	1/20/31	240,000	240,122 (a)(b)
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.443%	10/18/31	489,814	489,558 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.502%	10/15/31	1,107,113	1,106,617 (a)(b)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.617%	7/24/36	250,000	249,501 (a)(b)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.572%	10/15/35	330,000	329,512 (a)(b)

Total Asset-Backed Securities (Cost — $42,602,806)				42,365,690
Collateralized Mortgage Obligations(e) — 12.2%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	556,730	555,270 (a)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	5.514%	11/17/38	73,664	73,528 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	703,643	692,037
BANK, 2022-BNK39 XA, IO	0.418%	2/15/55	60,338,679	1,450,053 (b)
BANK, 2022-BNK40 A4	3.393%	3/15/64	470,000	425,846 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,606,814
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.281%	12/16/36	1,320,000	1,324,348 (a)(b)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	4.755%	1/25/47	65,690	55,579 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,145,813
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.323%	10/15/38	693,000	676,283 (a)(b)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.576%	10/15/36	750,000	734,511 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	6.583%	2/25/37	3,901	3,650 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.735%	8/25/35	824	798 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.015%	10/25/35	7,884	7,635 (b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.951%	3/25/37	16,997	17,286 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.855%	7/25/36	54,642	51,262 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	946,041	824,422 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	37,514	37,529
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.340%	4/25/42	196,486	197,996 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	459,538	446,945 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	913,774	889,921 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	912,316	874,620 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.440%	3/25/42	540,000	557,313 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	6.140%	1/25/44	250,000	251,036 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	$144,910	$133,844
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	74,788	70,934
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	37,530	39,078 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.118%	2/20/60	5,795	5,805 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.988%	3/20/60	48,158	48,153 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	5.438%	5/20/60	142,754	144,180 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.753%	10/20/60	166,915	166,398 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.773%	8/20/58	64,363	64,286 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.873%	11/20/60	142,019	141,826 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.923%	1/20/61	16,594	16,581 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.923%	12/20/60	37,133	37,105 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.873%	2/20/61	43,202	43,146 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.923%	2/20/61	20,319	20,301 (b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	4.893%	8/20/61	75,417	75,336 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.923%	7/20/62	700,714	699,703 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.953%	10/20/62	19,711	19,697 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.943%	10/20/62	23,006	22,992 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.763%	12/20/62	262,620	261,776 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.823%	3/20/63	115,504	114,827 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.893%	6/20/63	21,096	21,072 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.893%	6/20/63	8,033	8,020 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.893%	5/20/63	9,270	9,259 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	110,563	105,061
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	83,191	75,092
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	66,846	66,231
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	67,013	66,492
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.794%	4/20/70	1,240,648	1,226,817 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.644%	9/20/71	$1,657,283	$1,642,805 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.096%	4/20/72	2,377,415	2,364,622 (b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.454%	7/15/39	647,468	644,711 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.975%	11/25/36	625,402	540,765 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	5.155%	1/25/35	41,916	32,076 (b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,651,378	737,732 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.875%	12/25/36	14,946	19,455 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.369%	3/25/33	27,160	21,641 (b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	5.234%	4/15/38	246,815	246,270 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	100,891	99,762
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.790%	12/15/51	21,766,380	543,204 (b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	5.212%	11/15/36	827,264	823,680 (a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	232,898	231,418 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	96,467	92,432 (a)(b)
New Residential Mortgage Loan Trust, 2019-NQM5 A3	3.065%	11/25/59	361,655	342,893 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	864,936	767,971 (a)(b)
PRPM LLC, 2025-RCF1 A1	4.500%	2/25/55	540,174	532,900 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,397	1,146
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.985%	5/25/37	403,825	302,093 (b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.540%	6/20/33	35,488	34,622 (b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	5.255%	11/15/36	1,450,000	1,441,682 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.023%	10/15/34	825,000	819,176 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.323%	3/25/35	63,532	52,916 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.187%	6/25/35	3,788	3,240 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.267%	6/25/35	69,702	62,128 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	269,817 (b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.699%	11/15/38	210,163	209,811 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.762%	3/15/42	670,000	663,661 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	715,399 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.188%	6/25/33	10,369	10,405 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.483%	4/25/35	6,172	5,989 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.255%	12/25/45	14,586	14,632 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	6.135%	10/25/46	305,769	285,541 (b)
WMRK Commercial Mortgage Trust, 2022-WMRK A (1 mo. Term SOFR + 2.789%)	7.108%	11/15/27	1,035,000	1,035,454 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $33,717,253)				32,216,556
U.S. Government & Agency Obligations — 10.1%
U.S. Government Agencies — 1.0%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	994,516
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.440%	6/18/26	$1,640,000	$1,640,543 (b)
Total U.S. Government Agencies				2,635,059
U.S. Government Obligations — 9.1%
U.S. Treasury Notes	0.625%	7/31/26	11,590,000	11,090,634
U.S. Treasury Notes	4.125%	10/31/26	3,040,000	3,048,016
U.S. Treasury Notes	4.125%	1/31/27	180,000	180,633
U.S. Treasury Notes	4.000%	7/31/29	480,000	481,341
U.S. Treasury Notes	4.125%	10/31/29	6,090,000	6,135,794
U.S. Treasury Notes	4.375%	12/31/29	460,000	468,427
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,676,466
Total U.S. Government Obligations				24,081,311

Total U.S. Government & Agency Obligations (Cost — $26,517,280)				26,716,370
Mortgage-Backed Securities — 3.4%
FHLMC — 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	44,109	43,305
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,338,359	1,264,698
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	569,679	580,961
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	7.014%	6/1/43	58,806	60,517 (b)
Total FHLMC				1,949,481
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	31,964	33,379
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	937,195	898,023
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	1,051,191	995,397
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,796,926	1,799,931
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	539,177	543,849
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	528,867	548,951
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	307,806	289,068
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.338%	9/1/37	273,038	276,292 (b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.927%	11/1/51	1,066,919	994,875 (b)
Total FNMA				6,379,765
GNMA — 0.3%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	2,597	2,631
Government National Mortgage Association (GNMA)	6.500%	8/15/34	29,487	30,685
Government National Mortgage Association (GNMA)	7.000%	3/15/36	11,653	12,361
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	152,300	137,860
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	135,017	125,730
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	35,895	33,041
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	$296,512	$306,310
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.044%)	5.532%	7/20/60	2,538	2,551 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.284%)	6.754%	8/20/60	92,883	95,225 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.110%)	5.422%	7/20/60	1,699	1,705 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.670%	2/20/60	22,849	23,072 (b)
Total GNMA				771,171

Total Mortgage-Backed Securities (Cost — $9,412,124)				9,100,417
Senior Loans — 1.1%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.310%	12/7/30	326,353	325,027 (b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	6.934%	1/31/28	750,000	730,999 (b)(f)(g)

Total Communication Services				1,056,026
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	7.041%	2/17/28	689,451	688,696 (b)(f)(g)

Financials — 0.3%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/6/28	375,000	376,792 (b)(f)(g)
Insurance — 0.2%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.689%	7/31/27	483,627	480,455 (b)(f)(g)

Total Financials				857,247
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.075%	1/3/29	348,863	348,123 (b)(f)(g)

Total Senior Loans (Cost — $2,978,018)				2,950,092
Sovereign Bonds — 1.0%
Canada — 0.4%

Province of Quebec Canada, Senior Notes	0.600%	7/23/25	1,160,000	1,146,185
Israel — 0.3%

Israel Government International Bond, Senior Notes	5.375%	3/12/29	670,000	675,958
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	794,376

Total Sovereign Bonds (Cost — $2,642,405)				2,616,519
			Shares
Common Stocks — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			13,311	186,358 *(h)(i)
Spirit Aviation Holdings Inc.			78	1,092 *(h)(i)(j)

Total Common Stocks (Cost — $186,972)				187,450
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750		6/12/26	111	$277,500	$106,838
3-Month SOFR Futures, Put @ $96.250		12/12/25	54	135,000	33,413
3-Month SOFR Futures, Call @ $96.375		12/12/25	39	97,500	30,956

Total Exchange-Traded Purchased Options (Cost — $166,553)					171,207
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Call @ 106.000bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30 (Cost — $3,360)	Goldman Sachs Group Inc.	6/18/25	700,000	700,000	3,360 (h)

Total Purchased Options (Cost — $169,913)					174,567
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,136)			3/12/30	9,458	132,412 *(a)(h)(i)(j)
Total Investments before Short-Term Investments (Cost — $253,511,751)					251,691,777
		Rate	Maturity Date	Face Amount
Short-Term Investments — 4.0%
BPCE SA		4.515%	8/6/25	$5,375,000	5,292,395 (k)
Mizuho Bank Ltd.		4.490%	8/11/25	5,375,000	5,289,666 (k)

Total Commercial Paper (Cost — $10,580,625)					10,582,061

Total Short-Term Investments (Cost — $10,580,625)					10,582,061
Total Investments — 99.1% (Cost — $264,092,376)					262,273,838
Other Assets in Excess of Liabilities — 0.9%					2,349,039
Total Net Assets — 100.0%					$264,622,877

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Restricted security (Note 3).
(k)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	39	$97,500	$(16,575)
3-Month SOFR Futures, Put	6/13/25	95.625	39	97,500	(488)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	54	135,000	(33,750)
Total Exchange-Traded Written Options (Premiums received — $71,423)					(50,813)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30 (Premiums received — $4,200)	Goldman Sachs Group Inc.	6/18/25	100.000 bps	700,000	700,000	$(4,200)†
Total Written Options (Premiums received — $75,623)						$(55,013)

†	Written option is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Short-Term Bond Fund
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	66	3/26	$15,779,008	$15,901,875	$122,867
3-Month SOFR	39	3/27	9,339,991	9,415,088	75,097
U.S. Treasury 2-Year Notes	491	6/25	101,112,932	101,721,391	608,459
U.S. Treasury 5-Year Notes	94	6/25	10,044,172	10,166,688	122,516
U.S. Treasury 10-Year Notes	59	6/25	6,542,649	6,561,906	19,257
U.S. Treasury Ultra 10-Year Notes	21	6/25	2,352,185	2,396,625	44,440
					992,636
Contracts to Sell:
3-Month SOFR	28	6/25	6,711,891	6,698,125	13,766
U.S. Treasury Long-Term Bonds	11	6/25	1,277,098	1,290,094	(12,996)
U.S. Treasury Ultra Long-Term Bonds	6	6/25	722,537	733,500	(10,963)
					(10,193)
Net unrealized appreciation on open futures contracts					$982,443

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$5,053,000	10/14/27	2.600% annually	Daily SOFR Compound annually	$134,004	$1,651	$132,353
	8,313,000	11/18/28	Daily SOFR Compound annually	3.816% annually	40,487	—	40,487
	24,378,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(497,785)	(190,567)	(307,218)
	1,956,000	11/18/36	3.886% annually	Daily SOFR Compound annually	(6,920)	—	(6,920)
Total	$39,700,000				$(330,214)	$(188,916)	$(141,298)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$1,510,000	6/20/30	5.000% quarterly	$77,857	$89,429	$(11,572)
Markit CDX.NA.IG.44 Index	7,931,000	6/20/30	1.000% quarterly	143,212	153,971	(10,759)
Total	$9,441,000			$221,069	$243,400	$(22,331)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Reference Index	Reference Rate
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$135,231,704	—	$135,231,704
Asset-Backed Securities	—	42,365,690	—	42,365,690
Collateralized Mortgage Obligations	—	32,216,556	—	32,216,556
U.S. Government & Agency Obligations	—	26,716,370	—	26,716,370
Mortgage-Backed Securities	—	9,100,417	—	9,100,417
Senior Loans	—	2,950,092	—	2,950,092
Sovereign Bonds	—	2,616,519	—	2,616,519
Common Stocks	—	—	$187,450	187,450
Purchased Options:
Exchange-Traded Purchased Options	$171,207	—	—	171,207
OTC Purchased Options	—	3,360	—	3,360
Warrants	—	—	132,412	132,412
Total Long-Term Investments	171,207	251,200,708	319,862	251,691,777
Short-Term Investments†	—	10,582,061	—	10,582,061
Total Investments	$171,207	$261,782,769	$319,862	$262,273,838
Other Financial Instruments:
Futures Contracts††	$1,006,402	—	—	$1,006,402
Centrally Cleared Interest Rate Swaps††	—	$172,840	—	172,840
Total Other Financial Instruments	$1,006,402	$172,840	—	$1,179,242
Total	$1,177,609	$261,955,609	$319,862	$263,453,080
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$50,813	—	—	$50,813
OTC Written Options	—	$4,200	—	4,200
Futures Contracts††	23,959	—	—	23,959
Centrally Cleared Interest Rate Swaps††	—	314,138	—	314,138
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	22,331	—	22,331
Total	$74,772	$340,669	—	$415,441

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,732,797	$14,316,767	14,316,767	$18,049,564	18,049,564

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$26,024	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	78	3/25	$950	$1,092	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,136	132,412 (b)	14.00	0.05
			$116,086	$133,504		0.05%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Short-Term Bond Fund 2025 Quarterly Report